Operating segments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Total revenue	R$ 18,554,425	R$ 15,948,067	R$ 9,975,729
Percentage of entity's revenue	100.00%
Other Income [Member]
Disclosure of products and services [line items]
Total revenue	R$ 179,729
Percentage of entity's revenue	1.00%
Air Transport [Member]
Disclosure of products and services [line items]
Total revenue	R$ 18,374,696
Percentage of entity's revenue	99.00%